Loss per share (Tables)	12 Months Ended
Mar. 31, 2018
Loss per share
Summary of income and share data used in the basic and diluted loss per share computations

	March 31,
	2016*	2017	2018
Loss attributable to ordinary shareholders	(1,218,824)	(5,901,483)	(3,993,140)
Weighted average number of ordinary shares outstanding used in computing basic/diluted loss per share	20,976,502	24,807,122	34,301,152
Basic loss per share	(58.10)	(237.89)	(116.41)
Diluted loss per share	(58.10)	(237.89)	(116.41)

*          Includes ordinary equity shares and preference shares that have been issued upon the conversion of a mandatorily convertible preference shares (Series A to F) are included in the calculation of weighted average basic earnings per share.